COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

9 — COMMITMENTS AND CONTINGENCIES

The Group management has amended its import tax filing for the years 2021 and 2022. The Customs Authority issued a decision as of January 5, 2023 charging a penalty of US$ 3,342,549 upon voluntary disclosure, however the Tax amnesty law no 7440 has been published on March 12, 2023 in Turkiye which gives taxpayers the opportunity to settle their tax disputes pending before the courts at any stage of proceedings. The Group applied to the customs office for the tax amnesty for the aforementioned penalty decisions on March 28, 2023. Pursuant to the Law numbered 7440 and Group’s application dated March 28, 2023, the additional fine of US$ 3,342,549 was included in the scope of amnesty by the customs authority therefore it was not subjected to any payment.

Additionally, the Group Management applied for amnesty for the additional tax charge and fine related to e-bikes within the scope of the Law No. 7440 on August 3, 2023. The Group’s amnesty filing for the e-bikes was approved by the Customs Authority on August 4, 2023. Due to this amnesty, all fine amounting to US$ 78,991 and half of the additional tax charge amounting to US$ 173,812 are remissioned. Therefore, no payment related to fine has been made and half of the additional tax charge is paid on August 29, 2023.

21 — COMMITMENTS AND CONTINGENCIES

In January 2022, the Turkish customs authority began investigating the importation of scooters and e-bikes into the country. Based on expert advice, the Group management reviewed its import practices and decided to amend its import tax filings related to years 2021 and 2022.

The amendment related to 2022 resulted in additional import tax charges amounting to US$ 954,616 (2021: US$ 793,941) and a fine amounting to US$ 78,991 (2021: US$ 394,029). Together with the fine related to 2021, the Group paid fines amounting to US$ 437,731 in 2022.

The Customs Authority issued a decision as of January 5, 2023 charging a penalty of US$ 3,342,549 upon voluntary disclosure. On March 12, 2023 the Law numbered 7440 has entered into force, which provides for a tax amnesty and restructuring certain receivables. Pursuant to the Law numbered 7440, this additional fine of US$ 3,342,549 was included in the scope of the amnesty by the customs authority; therefore, it will not be subject to any payment as described in note 23.

Additionally, in May 2022 the Group Management voluntarily decided to amend the import tax product codes under the higher import tax product code for e-bikes. As a result of the Group Management’s amendment, an additional import tax charge amounting to US$ 338,701 emerged and was recorded in property, plant and equipment accounts accordingly. The Group Management applied for amnesty within the scope of the Law No. 7440 on April 10, 2023 The amendment for the e-bikes was not yet approved by the Customs Authority as of the issuance date of these consolidated financial statements. Until such amendment is approved, there is a possibility that the Customs Authority will reject the application for amnesty. In that case, the Group may face a fine of US$ 1,053,213. Nevertheless, if the Customs Authority rejects the amnesty application the Group management will appeal the rejection decision, which the Management assesses to result in the Group’s favor. Based on these best estimations of the Group Management, since the probability of this fine of US$ 1,053,213 to occur is remote, no provision related to the customs tax amendments has been accrued in these consolidated financial statements as of December 31, 2022.